First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 46.1%
	Aerospace & Defense – 0.8%
$111,000	TransDigm, Inc. (a)	6.75%	08/15/28	$113,272
196,000	TransDigm, Inc. (a)	6.38%	03/01/29	199,891
288,000	TransDigm, Inc. (a)	6.63%	03/01/32	294,934
				608,097
	Agricultural Products & Services – 0.4%
316,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	285,022
	Alternative Carriers – 0.8%
547,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	579,760
	Application Software – 2.3%
530,000	Alteryx, Inc. (a)	8.75%	03/15/28	546,978
193,800	LogMeIn, Inc. (GoTo Group, Inc.) (a)	5.50%	05/01/28	152,639
193,800	LogMeIn, Inc. (GoTo Group, Inc.) (a)	5.50%	05/01/28	72,515
228,000	RingCentral, Inc. (a)	8.50%	08/15/30	239,748
665,000	Ultimate Kronos Group (UKG, Inc.) (a)	6.88%	02/01/31	683,926
				1,695,806
	Automotive Parts & Equipment – 1.0%
676,000	Caliber Collision (Wand NewCo 3, Inc.) (a)	7.63%	01/30/32	706,016
	Automotive Retail – 0.3%
250,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	238,475
	Broadcasting – 3.9%
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	321,702
625,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	386,361
616,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	597,982
57,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	48,532
1,157,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	1,100,008
500,000	Tegna, Inc.	4.63%	03/15/28	460,594
				2,915,179
	Building Products – 0.6%
91,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	86,037
320,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	323,148
67,000	Standard Building Solutions, Inc.	6.50%	07/30/32	67,206
				476,391
	Cable & Satellite – 1.6%
200,000	Cablevision (aka CSC Holdings, LLC) (a)	11.25%	05/15/28	181,015
1,451,000	Cablevision (aka CSC Holdings, LLC) (a)	5.75%	01/15/30	586,539
433,000	Charter Communications Operating, LLC (a)	6.38%	09/01/29	421,867
				1,189,421
	Casinos & Gaming – 2.5%
50,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	46,733
369,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	327,636
1,000,000	VICI Properties 1, LLC (a)	5.75%	02/01/27	1,008,000
445,000	VICI Properties, LP	5.75%	04/01/34	452,061
				1,834,430
	Commercial Printing – 0.3%
250,000	Multi-Color Corp. (LABL, Inc.) (a)	10.50%	07/15/27	243,773

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction & Engineering – 0.5%
$356,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	$358,696
	Consumer Finance – 1.2%
839,000	FirstCash, Inc. (a)	6.88%	03/01/32	849,584
	Environmental & Facilities Services – 0.9%
108,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	109,953
500,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	496,210
70,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	70,312
				676,475
	Food Distributors – 0.4%
316,000	US Foods, Inc. (a)	7.25%	01/15/32	330,869
	Health Care Facilities – 0.1%
34,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	35,073
	Health Care Supplies – 0.5%
250,000	Medline Borrower, LP (a)	5.25%	10/01/29	241,824
97,000	Medline Borrower, LP / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	99,094
				340,918
	Health Care Technology – 0.0%
13,000	HealthEquity, Inc. (a)	4.50%	10/01/29	12,262
	Hotels, Resorts & Cruise Lines – 0.1%
106,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	108,437
	Household Products – 1.0%
739,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	746,341
	Human Resource & Employment Services – 0.6%
222,000	TriNet Group, Inc. (a)	7.13%	08/15/31	228,749
275,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	240,878
				469,627
	Industrial Conglomerates – 0.4%
315,000	Hillenbrand, Inc.	6.25%	02/15/29	319,303
	Industrial Machinery & Supplies & Components – 0.2%
137,000	Copeland (Emerald Debt Merger Sub, LLC) (a)	6.63%	12/15/30	139,743
17,000	Gates Corp. (The) (a)	6.88%	07/01/29	17,332
				157,075
	Insurance Brokers – 5.6%
856,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	850,403
968,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	982,628
215,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	202,922
179,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	182,372
280,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	286,369
140,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	144,446
135,000	GTCR AP Finance, Inc. (a)	8.00%	05/15/27	135,553
125,000	HUB International Limited (a)	7.25%	06/15/30	129,001
625,000	HUB International Limited (a)	7.38%	01/31/32	642,826
556,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	570,865
				4,127,385

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services – 0.5%
$526,000	Zayo Group Holdings, Inc. (a)	6.13%	03/01/28	$359,670
	Internet Services & Infrastructure – 2.7%
1,850,000	Go Daddy Operating Co. LLC (a)	5.25%	12/01/27	1,822,942
168,000	Go Daddy Operating Co. LLC (a)	3.50%	03/01/29	152,898
				1,975,840
	Leisure Facilities – 0.1%
43,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. (a)	6.63%	05/01/32	44,181
	Leisure Products – 0.1%
90,000	Amer Sports Co. (a)	6.75%	02/16/31	89,580
	Life Sciences Tools & Services – 0.1%
64,000	Star Parent, Inc. (a)	9.00%	10/01/30	68,378
	Managed Health Care – 0.5%
385,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	340,003
	Metal, Glass & Plastic Containers – 3.4%
1,500,000	Berry Global, Inc. (a)	5.63%	07/15/27	1,486,291
1,000,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	1,001,840
				2,488,131
	Packaged Foods & Meats – 2.2%
1,402,000	Post Holdings, Inc. (a)	6.25%	02/15/32	1,421,539
179,000	Shearer’s Foods, LLC (Fiesta Purchaser, Inc.) (a)	7.88%	03/01/31	186,846
				1,608,385
	Paper & Plastic Packaging Products & Materials – 2.3%
1,086,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	1,059,529
161,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	146,292
109,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	110,380
282,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a)	4.00%	10/15/27	266,669
108,000	Verde Purchaser LLC (a)	10.50%	11/30/30	114,937
				1,697,807
	Pharmaceuticals – 0.5%
226,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	205,559
186,000	IQVIA, Inc. (a)	6.50%	05/15/30	191,536
				397,095
	Rail Transportation – 0.4%
300,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	303,952
	Research & Consulting Services – 0.7%
500,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	472,902
42,000	Dun & Bradstreet Corp. (The) (a)	5.00%	12/15/29	39,889
				512,791
	Security & Alarm Services – 0.2%
71,000	Brink’s Co. (a)	6.75%	06/15/32	72,431
71,000	Brink’s Co. (a)	6.50%	06/15/29	72,419
				144,850
	Specialized Finance – 0.3%
231,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	185,097

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Systems Software – 3.6%
$96,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	$86,226
250,000	Oracle Corp.	6.15%	11/09/29	266,310
2,367,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	2,347,140
				2,699,676
	Trading Companies & Distributors – 2.5%
354,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	361,708
1,500,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	1,523,158
				1,884,866
	Total Corporate Bonds and Notes			34,104,717
	(Cost $35,311,926)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 37.1%
	Application Software – 11.8%
120,319	ConnectWise, LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.10%	09/30/28	120,108
834,960	Epicor Software Corp., Term Loan E, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.59%	05/30/31	841,586
1,603,214	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	10/01/27	1,430,869
752,432	Genesys Cloud Services Holding II LLC (f/k/a Greeneden), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.84%	12/01/27	757,647
453,388	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.59%	05/03/28	452,841
953,790	Internet Brands, Inc. (Web MD/MH Sub I. LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.25%, 0.00% Floor	11.50%	02/23/29	950,213
685,411	Leia Finco US LLC, Second Lien Term Loan , 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.59%	09/30/32	680,270
677,156	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	04/30/28	600,339
591,512	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	04/30/28	246,217
690,723	McAfee Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.59%	03/01/29	690,775
131,430	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.36%	07/19/28	132,087
102,337	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.00%	10/28/30	102,891
1,165,811	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.10%	02/05/30	1,171,640
551,117	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.55%	02/10/31	553,404
				8,730,887
	Asset Management & Custody Banks – 1.7%
494,581	Edelman Financial Engines Center, LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.59%	10/06/28	496,374
765,179	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.59%	04/07/28	766,813
				1,263,187

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive Retail – 0.6%
$425,865	Mavis Tire Express Services Topco Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.85%	05/04/28	$427,404
	Building Products – 0.1%
99,710	Hunter Douglas, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.84%	02/25/29	98,900
	Casinos & Gaming – 0.6%
464,208	Golden Nugget, Inc. (Fertitta Entertainment, LLC), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.08%	01/29/29	465,876
	Commercial Printing – 0.9%
660,773	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.45%	10/29/28	642,463
	Education Services – 0.2%
158,362	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	08/02/28	158,907
	Electronic Equipment & Instruments – 1.0%
272,971	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	11/03/28	272,858
488,410	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.60%	08/20/25	424,348
				697,206
	Health Care Facilities – 0.5%
165,210	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.59%	08/24/28	166,077
207,170	IVC Evidensia (a.k.a. Vetstrategy Canada Holdings, Inc.), Facility B10, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	10.08%	12/06/28	208,421
				374,498
	Health Care Services – 0.3%
216,041	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.46%	11/01/28	216,940
	Health Care Technology – 5.6%
976,196	athenahealth, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.59%	02/15/29	975,893
873,333	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, 1 Mo. CME Term SOFR + CSA + 0.00%, 0.00% Floor	7.63%	05/01/31	868,967
250,948	Datavant Group (f/k/a Ciox) (CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.71%	12/16/25	251,732
307,134	Ensemble RCM, LLC, 2024 Refi Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.25%	08/01/29	308,689
192,419	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.96%	03/10/28	193,333
987,816	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.71%	03/10/28	991,753
525,689	Waystar Technologies, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.09%	10/22/29	530,618
				4,120,985

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery & Supplies & Components – 1.1%
$405,092	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	10/21/28	$407,877
430,467	TK Elevator Newco, Inc., 2024 USD Refi Loan, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.59%	04/30/30	433,224
				841,101
	Insurance Brokers – 4.3%
836,521	Alliant Holdings I LLC, Term Loan B-6, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.85%	11/06/30	841,017
33,255	Howden Group Holdings , Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.75%	04/18/30	33,354
796,241	OneDigital Borrower, LLC, First Lien Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.59%	07/02/31	794,855
603,750	OneDigital Borrower, LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.50% Floor	10.59%	07/02/32	602,240
271,513	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.08%	05/06/32	279,514
652,448	USI, Inc., 2029 Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.08%	11/22/29	654,419
				3,205,399
	Integrated Telecommunication Services – 1.8%
1,075,440	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. Synthetic USD LIBOR + 3.69%, 0.00% Floor	9.25%	01/31/26	898,089
259,607	Numericable (Altice France SA or SFR), Term Loan B-13, 3 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	9.58%	08/14/26	210,491
242,737	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. Synthetic USD LIBOR + 4.25%, 0.50% Floor	9.59%	03/09/27	219,070
				1,327,650
	IT Consulting & Other Services – 0.3%
248,744	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.58%	07/06/29	246,625
	Metal, Glass & Plastic Containers – 0.2%
144,909	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.30%-9.32%	09/15/28	145,589
	Other Specialty Retail – 0.6%
491,817	Petco Animal Supplies, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.85%	03/04/28	455,750
	Paper & Plastic Packaging Products & Materials – 0.7%
71,133	Graham Packaging Company, L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.84%	08/04/27	71,288
311,944	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), 2024 Refi Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.84%	09/24/28	312,951
140,315	Veritiv Corp. (Verde Purchaser, LLC), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.50%, 0.00% Floor	9.83%	12/02/30	140,696
				524,935
	Pharmaceuticals – 0.6%
451,165	Parexel International Corp. (Phoenix Newco), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.34%	11/15/28	453,480

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Property & Casualty Insurance – 1.1%
$774,566	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.25%	07/31/31	$776,878
	Research & Consulting Services – 0.2%
143,411	J.D. Power (Project Boost Purchaser, LLC), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.79%	07/15/31	143,889
	Restaurants – 1.4%
1,016,912	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.19%	12/15/27	1,018,676
	Security & Alarm Services – 0.7%
497,462	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.84%	02/01/29	499,949
	Specialized Finance – 0.4%
365,945	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.71%	09/25/26	305,644
	Systems Software – 0.2%
75,574	Idera, Inc., Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	12.23%	03/02/29	74,629
102,612	SUSE (Marcel Bidco, LLC), 2024 Refi Term Loan B, Daily SOFR + CSA + 4.00%, 0.50% Floor	9.31%-9.41%	11/09/30	103,447
				178,076
	Transaction & Payment Processing Services – 0.2%
157,000	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 6 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.83%	01/31/31	157,577
	Total Senior Floating-Rate Loan Interests			27,478,471
	(Cost $28,144,959)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 9.8%
	Application Software – 2.7%
1,000,000	Open Text Corp. (a)	6.90%	12/01/27	1,038,455
1,019,000	Open Text Corp. (a)	3.88%	02/15/28	952,211
				1,990,666
	Automotive Parts & Equipment – 1.6%
1,206,000	Clarios Global LP / Clarios US Finance Co. (a)	8.50%	05/15/27	1,217,265
	Casinos & Gaming – 0.0%
16,000	Flutter Treasury Designated Activity Co (a)	6.38%	04/29/29	16,300
	Environmental & Facilities Services – 0.5%
338,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	347,993
	IT Consulting & Other Services – 0.7%
540,000	Elastic NV (a)	4.13%	07/15/29	498,540
	Metal, Glass & Plastic Containers – 0.7%
510,000	Trivium Packaging Finance BV (a)	5.50%	08/15/26	500,123
	Restaurants – 2.7%
35,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	35,386

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Restaurants (Continued)
$2,200,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	$1,963,961
				1,999,347
	Security & Alarm Services – 0.7%
500,000	Garda World Security Corp. (a)	7.75%	02/15/28	516,429
	Transaction & Payment Processing Services – 0.2%
216,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	199,903
	Total Foreign Corporate Bonds and Notes			7,286,566
	(Cost $7,121,964)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (d) (e) (f)	2,002
	(Cost $306,038)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (f) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS – 6.3%
4,670,198	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (j)	4,670,198
	(Cost $4,670,198)
	Total Investments – 99.3%	73,541,954
	(Cost $75,555,085)
	Net Other Assets and Liabilities – 0.7%	502,967
	Net Assets – 100.0%	$74,044,921

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $39,235,509 or 53.0% of net assets.

(b)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(c)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(d)	This issuer has filed for protection in bankruptcy court.
(e)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(f)	Non-income producing security.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(j)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$34,104,717	$—	$34,104,717	$—
Senior Floating-Rate Loan Interests*	27,478,471	—	27,478,471	—
Foreign Corporate Bonds and Notes*	7,286,566	—	7,286,566	—
Common Stocks*	2,002	—	2,002	—
Rights*	— **	—	—	— **
Money Market Funds	4,670,198	4,670,198	—	—
Total Investments	$73,541,954	$4,670,198	$68,871,756	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of July 31, 2024, the Fund had the following unfunded loan commitment, which is categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp., Term Loan	$ 97,965	$ 97,720	$ 98,742	$ 1,022

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Restricted Securities
As of July 31, 2024, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	$26,696	$0.08	$306,038	$2,002	0.00%*
* Amount is less than 0.01%.